Subordinated Loans - Schedule of Changes In Subordinated Loans (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Opening balance	€ 16,588	€ 13,724	€ 13,724
New issuances	2,165	1,089	3,429
Repayments	(2,608)	€ (933)	(933)
Exchange rate differences and other	553		367
Closing balance	€ 16,697		€ 16,588